Equity - Summary of Reconciliation of Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	$ 99,499
Share-based payment expense for the year	17,268	$ 29,765	$ 5,870
Financial assets at fair value through other comprehensive income	1,388	(374)	743
Closing Balance	106,034	99,499
Share-based payments reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	126,504	106,842
Tax credited / (debited) to equity	613	330
Transfer to ordinary shares on exercise of options	(10,217)	(10,433)
Share-based payment expense for the year	17,268	29,765
Closing Balance	134,168	126,504	106,842
Investment revaluation reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	(912)	(1,286)
Financial assets at fair value through other comprehensive income	(1,388)	374
Closing Balance	(2,300)	(912)	(1,286)
Foreign currency translation reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	(39,062)	(40,222)
Currency gain/(loss) on translation of foreign operations net assets	259	1,160
Closing Balance	(38,803)	(39,062)	(40,222)
Warrants reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	12,969	12,969
Movements during the period	0	0
Closing Balance	$ 12,969	$ 12,969	$ 12,969